Other Non-Current Assets (Tables)	6 Months Ended
Dec. 31, 2025
Other Non-Current Assets [Abstract]
Schedule of Other Non-Current Assets

Other non-current assets consist of the following:

	As of
	December 31, 2025	June 30, 2025
Security deposits *	$114,056	$100,998

*	Security deposits mainly include the rental deposits prepaid to lessors but refundable at the end of the lease term if no material damage to the leased space and no outstanding unpaid lease payment.